SCHEDULE OF INCOME TAX PROVISION (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Net operating loss carry forwards					$ 1,293,020	$ 1,672,749
Stock/options issued for services					1,167,915	1,527,120
Depreciation and amortization						40,635
Valuation allowance					(2,460,935)	(3,240,503)
Deferred tax assets liabilities, net
Tax at the statutory rate (21%)					(788,186)	(1,388,125)
State tax benefit, net of federal tax effect
Change in the valuation allowance.					788,186	1,388,125
Total